Stockholders' deficiency - Warrants (Details 6) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 01, 2012	Mar. 31, 2013	Dec. 31, 2012
Number Of Warrants [Roll Forward]
Balance, beginning balance		950,000
Warrants issued for patents			500,000	[1]
Warrants issued as unit issue costs		5,250,000	105,000	[2]
Warrants issued for services	345,000		345,000	[2]
Balance, ending balance		6,200,000	950,000
Value Of Warrants [Roll Forward]
Balance, beginning balance		$ 153,106
Warrants issued for patents			89,432	[1]
Warrants issued as unit issue costs		6,288,594	14,295	[2]
Warrants issued for services			49,379	[2]
Balance, ending balance		$ 6,441,700	$ 153,106

[1]	At December 31, 2011, the Company recognized the fair value of the 500,000 contingent Valent warrants (note 3). The contingent warrants were recognized in additional paid in capital at December 31, 2011 and have been reclassified to warrants when the warrants were issued on February 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2017.
[2]	The Company has issued broker warrants as finder's fees in relation to the issuance of certain units. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.